united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number: 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Spirit of America Income Fund

Class A Shares (SOAIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	1.14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Other Sectors 24.4%
Life Insurance 10.8%
Tobacco 9.6%
Local Authority 7.8%
Hospitals 7.5%
Integrated Electric Utilities 5.8%
Electricity And Public Power 5.6%
Other 5.6%
Banks 5.5%
Miscellaneous Tax 4.4%
Econ & Indust Development 3.9%
Higher Education 3.3%
P&C Insurance 3.1%
Institutional Brokerage 2.3%
Electric Transmission & Distribution 2.1%
Liabilities in Excess of Other Assets -1.7%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
Electric Transmission & Distribution	2.1%
Institutional Brokerage	2.3%
P&C Insurance	3.1%
Higher Education	3.3%
Econ & Indust Development	3.9%
Miscellaneous Tax	4.4%
Banks	5.5%
Other	5.6%
Electricity And Public Power	5.6%
Integrated Electric Utilities	5.8%
Hospitals	7.5%
Local Authority	7.8%
Tobacco	9.6%
Life Insurance	10.8%
Other Sectors	24.4%

Fund Statistics

  Net Assets$40,563,438
  Number of Portfolio Holdings106
  Advisory Fee (net of waivers)$77,641
  Portfolio Turnover1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Income Fund - Class A Shares (SOAIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOAIX

Spirit of America Income Fund

Class C Shares (SACTX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.89%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
Electric Transmission & Distribution	2.1%
Institutional Brokerage	2.3%
P&C Insurance	3.1%
Higher Education	3.3%
Econ & Indust Development	3.9%
Miscellaneous Tax	4.4%
Banks	5.5%
Other	5.6%
Electricity And Public Power	5.6%
Integrated Electric Utilities	5.8%
Hospitals	7.5%
Local Authority	7.8%
Tobacco	9.6%
Life Insurance	10.8%
Other Sectors	24.4%

Fund Statistics

  Net Assets$40,563,438
  Number of Portfolio Holdings106
  Advisory Fee (net of waivers)$77,641
  Portfolio Turnover1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Income Fund - Class C Shares (SACTX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SACTX

Spirit of America Income Fund

Institutional Shares (SOITX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.89%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
Electric Transmission & Distribution	2.1%
Institutional Brokerage	2.3%
P&C Insurance	3.1%
Higher Education	3.3%
Econ & Indust Development	3.9%
Miscellaneous Tax	4.4%
Banks	5.5%
Other	5.6%
Electricity And Public Power	5.6%
Integrated Electric Utilities	5.8%
Hospitals	7.5%
Local Authority	7.8%
Tobacco	9.6%
Life Insurance	10.8%
Other Sectors	24.4%

Fund Statistics

  Net Assets$40,563,438
  Number of Portfolio Holdings106
  Advisory Fee (net of waivers)$77,641
  Portfolio Turnover1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Income Fund - Institutional Shares (SOITX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOITX

Spirit of America Large Cap Value Fund

Class A Shares (SOAVX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$80	1.52%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
39.5%
Industrials
12.5%
Communications
9.7%
Financials
9.1%
Health Care
6.4%
Consumer Discretionary
5.9%
Consumer Staples
4.6%
Utilities
4.5%
Energy
4.4%
Real Estate Investment Trusts (REITs)
2.3%
Materials
1.5%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.5%
Materials	1.5%
Real Estate Investment Trusts (REITs)	2.3%
Energy	4.4%
Utilities	4.5%
Consumer Staples	4.6%
Consumer Discretionary	5.9%
Health Care	6.4%
Financials	9.1%
Communications	9.7%
Industrials	12.5%
Technology	39.5%

Fund Statistics

  Net Assets$240,444,108
  Number of Portfolio Holdings146
  Advisory Fee $1,068,497
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Large Cap Value Fund - Class A Shares (SOAVX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOAVX

Spirit of America Large Cap Value Fund

Class C Shares (SACVX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$117	2.22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.5%
Materials	1.5%
Real Estate Investment Trusts (REITs)	2.3%
Energy	4.4%
Utilities	4.5%
Consumer Staples	4.6%
Consumer Discretionary	5.9%
Health Care	6.4%
Financials	9.1%
Communications	9.7%
Industrials	12.5%
Technology	39.5%

Fund Statistics

  Net Assets$240,444,108
  Number of Portfolio Holdings146
  Advisory Fee $1,068,497
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Large Cap Value Fund - Class C Shares (SACVX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SACVX

Spirit of America Large Cap Value Fund

Institutional Shares (SOIVX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$65	1.22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.5%
Materials	1.5%
Real Estate Investment Trusts (REITs)	2.3%
Energy	4.4%
Utilities	4.5%
Consumer Staples	4.6%
Consumer Discretionary	5.9%
Health Care	6.4%
Financials	9.1%
Communications	9.7%
Industrials	12.5%
Technology	39.5%

Fund Statistics

  Net Assets$240,444,108
  Number of Portfolio Holdings146
  Advisory Fee $1,068,497
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Large Cap Value Fund - Institutional Shares (SOIVX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOIVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares (SOAMX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.91%

What did the Fund invest in?

Sector Weighting (% of net assets)

Housing
23.2%
Health Care
14.2%
Utilities
12.9%
Education
12.1%
Transportation
11.4%
Special Tax
9.8%
Lease
7.7%
Idr & Pcr
5.1%
Local
3.1%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Local	3.1%
Idr & Pcr	5.1%
Lease	7.7%
Special Tax	9.8%
Transportation	11.4%
Education	12.1%
Utilities	12.9%
Health Care	14.2%
Housing	23.2%

Fund Statistics

  Net Assets$22,644,140
  Number of Portfolio Holdings102
  Advisory Fee (net of waivers)$3,823
  Portfolio Turnover10%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Municipal Tax Free Bond Fund - Class A Shares (SOAMX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOAMX

Spirit of America Municipal Tax Free Bond Fund

Class C Shares (SACFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.76%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Local	3.1%
Idr & Pcr	5.1%
Lease	7.7%
Special Tax	9.8%
Transportation	11.4%
Education	12.1%
Utilities	12.9%
Health Care	14.2%
Housing	23.2%

Fund Statistics

  Net Assets$22,644,140
  Number of Portfolio Holdings102
  Advisory Fee (net of waivers)$3,823
  Portfolio Turnover10%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Municipal Tax Free Bond Fund - Class C Shares (SACFX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SACFX

Spirit of America Municipal Tax Free Bond Fund

Institutional Shares (SOIMX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.76%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Local	3.1%
Idr & Pcr	5.1%
Lease	7.7%
Special Tax	9.8%
Transportation	11.4%
Education	12.1%
Utilities	12.9%
Health Care	14.2%
Housing	23.2%

Fund Statistics

  Net Assets$22,644,140
  Number of Portfolio Holdings102
  Advisory Fee (net of waivers)$3,823
  Portfolio Turnover10%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Municipal Tax Free Bond Fund - Institutional Shares (SOIMX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOIMX

Spirit of America Real Estate Income and Growth Fund

Class A Shares (SOAAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$87	1.62%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
93.6%
Money Market Funds
2.2%
Industrials
2.1%
Consumer Discretionary
1.7%
Communications
0.7%
Energy
0.5%
Financials
0.3%
Technology
0.2%
Liabilities in Excess of Other Assets
-1.3%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Technology	0.2%
Financials	0.3%
Energy	0.5%
Communications	0.7%
Consumer Discretionary	1.7%
Industrials	2.1%
Money Market Funds	2.2%
Real Estate	93.6%

Fund Statistics

  Net Assets$74,694,909
  Number of Portfolio Holdings93
  Advisory Fee $341,331
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Real Estate Income and Growth Fund - Class A Shares (SOAAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOAAX

Spirit of America Real Estate Income and Growth Fund

Class C Shares (SACRX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$124	2.32%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Technology	0.2%
Financials	0.3%
Energy	0.5%
Communications	0.7%
Consumer Discretionary	1.7%
Industrials	2.1%
Money Market Funds	2.2%
Real Estate	93.6%

Fund Statistics

  Net Assets$74,694,909
  Number of Portfolio Holdings93
  Advisory Fee $341,331
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Real Estate Income and Growth Fund - Class C Shares (SACRX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SACRX

Spirit of America Real Estate Income and Growth Fund

Institutional Shares (SOIAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	1.32%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Technology	0.2%
Financials	0.3%
Energy	0.5%
Communications	0.7%
Consumer Discretionary	1.7%
Industrials	2.1%
Money Market Funds	2.2%
Real Estate	93.6%

Fund Statistics

  Net Assets$74,694,909
  Number of Portfolio Holdings93
  Advisory Fee $341,331
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Real Estate Income and Growth Fund - Institutional Shares (SOIAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOIAX

Spirit of America Utilities Fund

Class A Shares (SOAUX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	1.53%

What did the Fund invest in?

Sector Weighting (% of net assets)

Utilities
93.8%
Energy
2.6%
Money Market Funds
2.6%
Industrials
2.3%
Liabilities in Excess of Other Assets
-1.3%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	2.3%
Money Market Funds	2.6%
Energy	2.6%
Utilities	93.8%

Fund Statistics

  Net Assets$59,192,118
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$260,958
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Utilities Fund - Class A Shares (SOAUX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOAUX

Spirit of America Utilities Fund

Class C Shares (SOCUX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$117	2.28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	2.3%
Money Market Funds	2.6%
Energy	2.6%
Utilities	93.8%

Fund Statistics

  Net Assets$59,192,118
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$260,958
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Utilities Fund - Class C Shares (SOCUX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOCUX

Spirit of America Utilities Fund

Institutional Shares (SOIUX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	1.28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	2.3%
Money Market Funds	2.6%
Energy	2.6%
Utilities	93.8%

Fund Statistics

  Net Assets$59,192,118
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$260,958
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Spirit of America Utilities Fund - Institutional Shares (SOIUX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SOIUX

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

June 30, 2026

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Utilities Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.33%

Communications 0.74%
DigitalBridge Group, Inc.	33,000	$520,740
Meta Platforms, Inc., Class A	50	28,164
		548,904
Consumer Discretionary 1.74%
Amazon.com, Inc.(a)	4,900	1,167,866
D.R. Horton, Inc.	800	130,304
		1,298,170
Data Center REITs 10.76%
Digital Realty Trust, Inc.	20,031	3,597,167
Equinix, Inc.	4,260	4,440,581
		8,037,748
Energy 0.40%
Cheniere Energy Partners LP	613	37,362
Energy Transfer LP	8,000	152,960
Enterprise Products Partners LP	1,500	55,140
MPLX LP	1,000	56,330
		301,792
Financials 0.29%
Blackstone Group, Inc. (The), Class A	700	82,369
KKR & Co. LP	1,450	133,081
		215,450
Gaming REITs 4.76%
Gaming and Leisure Properties, Inc.	28,885	1,286,249
VICI Properties, Inc.	85,547	2,271,273
		3,557,522
Health Care REITs 20.35%
American Healthcare REIT, Inc.	3,500	182,525
CareTrust REIT, Inc.	28,500	1,149,975
Healthcare Realty Trust, Inc.	8,000	161,360
Healthpeak Properties, Inc.	18,869	403,796
Janus Living, Inc.	5,000	143,700
Omega Healthcare Investors, Inc.	47,000	2,240,960
Ventas, Inc.	33,050	2,934,840
Welltower, Inc.	35,175	7,983,670
		15,200,826
Homebuilding 0.32%
Lennar Corp., Class A	925	83,704
Millrose Properties, Inc.	462	13,883
Toll Brothers, Inc.	875	144,156
		241,743
Hotel REITs 2.89%
Host Hotels & Resorts, Inc.	46,900	1,111,999
Park Hotels & Resorts, Inc.	9,250	131,813
Ryman Hospitality Properties, Inc.	6,355	816,935
Sunstone Hotel Investors, Inc.	8,700	99,615
		2,160,362

See accompanying notes which are an integral part of these financial statements.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Industrial REITs 9.89%
EastGroup Properties, Inc.	3,600	$729,108
First Industrial Realty Trust, Inc.	1,000	61,310
Lineage, Inc.	2,100	90,825
LXP Industrial Trust	540	29,095
Prologis, Inc.	24,301	3,292,057
Rexford Industrial Realty, Inc.	14,750	494,125
STAG Industrial, Inc.	37,200	1,415,832
Terreno Realty Corp.	19,625	1,271,111
		7,383,463
Industrials 2.05%
Vertiv Holdings Co., Class A	4,575	1,531,801

Infrastructure REITs 1.56%
American Tower Corp., Class A	5,170	845,657
Crown Castle International Corp.	4,190	317,309
		1,162,966
Investment Companies 0.14%
Blackstone Digital Infrastructure Trust, Inc.(a)	5,000	108,150

Midstream - Oil & Gas 0.06%
Plains All American Pipeline LP	2,000	44,520

Mortgage Finance 0.15%
Blackstone Mortgage Trust, Inc., Class A	2,200	37,290
Starwood Property Trust, Inc.	4,500	73,710
		111,000
Multi Asset Class REITs 1.18%
One Liberty Properties, Inc.	2,500	61,050
WP Carey, Inc.	11,500	822,250
		883,300
Office REITs 2.48%
Alexandria Real Estate Equities, Inc.	3,000	158,550
Boston Properties, Inc.	6,915	458,534
COPT Defense Properties	22,000	800,580
Cousins Properties, Inc.	6,500	194,870
Highwoods Properties, Inc.	2,000	60,320
Kilroy Realty Corp.	4,265	159,810
Net Lease Office Properties	1,872	20,835
		1,853,499
Residential REITs 10.06%
American Homes 4 Rent, Class A	17,300	579,896
AvalonBay Communities, Inc.	6,490	1,224,598
Camden Property Trust	4,300	492,307
Equity LifeStyle Properties, Inc.	11,800	760,510
Equity Residential	12,365	839,954
Essex Property Trust, Inc.	3,036	885,267
Independence Realty Trust, Inc.	2,000	33,380
Invitation Homes, Inc.	2,500	75,525

See accompanying notes which are an integral part of these financial statements.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Residential REITs (cont.)
Mid-America Apartment Communities, Inc.	4,022	$558,817
Sun Communities, Inc.	8,950	1,073,195
UDR, Inc.	24,850	992,012
		7,515,461
Retail REITs 15.89%
Agree Realty Corp.	12,500	946,750
Brixmor Property Group, Inc.	41,475	1,307,707
Essential Properties Realty Trust, Inc.	4,000	119,400
Federal Realty Investment Trust	9,700	1,197,368
Four Corners Property Trust, Inc.	5,000	122,750
Getty Realty Corp.	1,000	33,360
Kimco Realty Corp.	24,569	622,824
National Retail Properties, Inc.	14,250	663,052
Realty Income Corp.	27,085	1,678,187
Regency Centers Corp.	17,300	1,379,502
Simon Property Group, Inc.	14,850	3,321,202
Tanger Factory Outlet Centers, Inc.	12,000	473,640
		11,865,742
Self-Storage REITs 6.56%
CubeSmart	14,200	564,734
Extra Space Storage, Inc.	12,480	1,813,344
Public Storage	7,925	2,522,607
		4,900,685
Specialty REITs 5.70%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	717	27,999
Iron Mountain, Inc.	32,500	4,105,075
Postal Realty Trust, Inc., Class A	5,000	123,200
		4,256,274
Technology 0.19%
NVIDIA Corp.	700	140,063

Timber REITs 0.17%
Weyerhaeuser Co.	5,300	126,882

Total Common Stocks (Cost $55,099,749)		73,446,323

Preferred Stocks 0.72%

Data Center REITs 0.11%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	79,920

Hotel REITs 0.23%
Sunstone Hotel Investors, Inc., Series H, 6.13%	4,000	87,000
Sunstone Hotel Investors, Inc., Series I, 5.70%	4,000	85,000
		172,000
Residential REITs 0.06%
American Homes 4 Rent, Series G, 5.88%	2,000	45,000

See accompanying notes which are an integral part of these financial statements.

3

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Retail REITs 0.22%
CTO Realty Growth, Inc., Series A, 6.38%	2,000	$41,800
Federal Realty Investment Trust, Series C, 5.00%	6,500	127,790
		169,590
Self-Storage REITs 0.10%
Public Storage, Series I, 4.88%	1,917	35,944
Public Storage, Series L, 4.63%	2,000	35,580
		71,524
Total Preferred Stocks (Cost $665,721)		538,034

Money Market Funds 2.21%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.56(b)	1,650,846	1,650,846

Total Money Market Funds (Cost $1,650,846)		1,650,846

Total Investments — 101.26% (Cost $57,416,316)		75,635,203
Liabilities in Excess of Other Assets — (1.26)%		(940,294)
NET ASSETS — 100.00%		$74,694,909

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Common Stocks 99.85%

Communications 9.72%
Alphabet, Inc., Class A	43,100	$15,402,647
Alphabet, Inc., Class C	3,450	1,218,988
AT&T, Inc.	9,500	196,650
DigitalBridge Group, Inc.	13,000	205,140
Meta Platforms, Inc., Class A	3,580	2,016,578
Netflix, Inc.(a)	22,450	1,602,930
Uber Technologies, Inc.(a)	2,800	202,048
Verizon Communications, Inc.	26,540	1,123,704
Walt Disney Co. (The)	14,500	1,395,625
		23,364,310
Consumer Discretionary 5.93%
Amazon.com, Inc.(a)	31,650	7,543,461
Home Depot, Inc. (The)	5,538	1,953,142
Lowe’s Companies, Inc.	3,100	683,519
McDonald’s Corp.	2,580	697,400
Starbucks Corp.	4,750	485,402
Tesla, Inc.(a)	6,475	2,723,385
TKO Group Holdings, Inc.	900	181,179
		14,267,488
Consumer Staples 4.61%
Altria Group, Inc.	12,650	910,167
Coca-Cola Co. (The)	7,600	617,652
Costco Wholesale Corp.	4,481	4,191,841
Kroger Co. (The)	4,000	222,120
PepsiCo, Inc.	2,200	297,880
Philip Morris International, Inc.	4,900	886,459
Procter & Gamble Co. (The)	5,615	823,384
Wal-Mart Stores, Inc.	27,702	3,137,529
		11,087,032
Energy 4.39%
Baker Hughes Co.	10,750	596,625
Cheniere Energy, Inc.	5,250	1,254,802
Chevron Corp.	3,960	656,410
ConocoPhillips	2,227	231,519
Diamondback Energy, Inc.	1,550	272,459
EOG Resources, Inc.	2,000	259,460
Exxon Mobil Corp.	7,458	1,019,658
Kinder Morgan, Inc.	7,750	247,767
Marathon Petroleum Corp.	2,850	728,659
Phillips 66	4,100	693,105
Targa Resources Corp.	3,500	938,490
Texas Pacific Land Corp.	650	284,466
Valero Energy Corp.	5,865	1,527,481
Williams Companies, Inc. (The)	24,750	1,839,915
		10,550,816
Financials 8.98%
American Express Co.	5,000	1,691,250
Bank of America Corp.	25,350	1,444,443
Berkshire Hathaway, Inc., Class B(a)	4,395	2,199,214
Blackstone Group, Inc. (The), Class A	11,500	1,353,205

See accompanying notes which are an integral part of these financial statements.

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Carlyle Group, Inc. (The)	3,550	$149,491
Citigroup, Inc.	21,250	2,974,150
CME Group, Inc.	1,604	354,211
Coinbase Global, Inc., Class A(a)	850	124,262
Goldman Sachs Group, Inc. (The)	2,765	2,796,438
JPMorgan Chase & Co.	23,092	7,558,704
KKR & Co. LP	700	64,246
Morgan Stanley	3,000	627,120
Wells Fargo & Co.	3,000	247,920
		21,584,654
Health Care 6.45%
Abbott Laboratories	3,100	281,294
AbbVie, Inc.	16,350	4,114,314
Bristol-Myers Squibb Co.	4,500	259,290
Eli Lilly & Co.	3,015	3,616,281
Humana, Inc.	1,150	456,803
McKesson Corp.	4,620	3,490,872
Medtronic PLC	7,069	553,008
Merck & Co., Inc.	8,950	1,150,075
Quest Diagnostics, Inc.	3,800	805,410
Thermo Fisher Scientific, Inc.	1,090	546,482
UnitedHealth Group, Inc.	450	187,034
Vertex Pharmaceuticals, Inc.(a)	100	49,673
		15,510,536
Industrials 12.47%
AeroVironment, Inc.(a)	500	82,535
Caterpillar, Inc.	11,190	11,916,231
CSX Corp.	32,600	1,549,478
Cummins, Inc.	3,600	2,567,556
Deere & Co.	5,560	3,526,875
FedEx Corp.	1,700	532,321
FedEx Freight Holding Company, Inc.(a)	850	128,350
GE Vernova LLC	3,140	3,689,060
Honeywell Aerospace, Inc.(a)	4,425	978,279
Honeywell International, Inc.	4,425	990,757
ITT, Inc.	1,400	276,864
Johnson Controls International PLC	8,253	1,205,846
Lockheed Martin Corp., Class B	1,350	687,771
Raytheon Technologies Corp.	2,100	398,433
Vertiv Holdings Co., Class A	3,825	1,280,687
Waste Connections, Inc.	975	162,523
		29,973,566
Materials 1.47%
CF Industries Holdings, Inc.	6,600	714,516
Corteva, Inc.	7,233	612,563
DuPont de Nemours, Inc.	367	49,735
Freeport-McMoRan, Inc.	5,500	345,895
MP Materials Corp.(a)	2,800	156,828
New Linde PLC	1,400	726,516
Newmont Goldcorp Corp.	5,600	523,040
Nucor Corp.	400	89,100
Qnity Electronics, Inc.	550	89,821
Ramaco Resources, Inc., Class A(a)	2,100	27,783

See accompanying notes which are an integral part of these financial statements.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Materials (cont.)
Solstice Advanced Materials, Inc.	2,212	$195,983
		3,531,780
Real Estate Investment Trusts (REITs) 1.86%
Digital Realty Trust, Inc.	2,400	430,992
Equinix, Inc.	900	938,151
Iron Mountain, Inc.	6,150	776,806
Prologis, Inc.	5,350	724,764
VICI Properties, Inc.	4,823	128,051
Welltower, Inc.	6,550	1,486,654
		4,485,418
Technology 39.47%
Accenture PLC, Class A	3,725	463,539
Advanced Micro Devices, Inc.(a)	9,300	5,402,463
Apple, Inc.	35,482	10,267,072
Applied Materials, Inc.	11,920	8,618,160
ARM Holdings PLC ADR(a)	1,500	531,855
Broadcom, Inc.	6,900	2,606,475
Cisco Systems, Inc.	17,450	2,049,677
Cognizant Technology Solutions Corp., Class A	3,600	139,428
CoreWeave, Inc., Class A(a)	3,400	338,436
Corning, Inc.	8,500	2,171,155
Crowdstrike Holdings, Inc., Class A(a)	5,850	4,464,369
Dell Technologies, Inc., Class C	1,624	700,691
D-Wave Quantum, Inc.(a)	4,500	107,955
Garmin Ltd.	1,150	273,171
HP, Inc.	500	10,970
International Business Machines Corp.	2,668	750,268
Marvell Technology, Inc.	400	119,156
MasterCard, Inc., Class A	2,150	1,104,240
Microchip Technology, Inc.	6,450	588,240
Microsoft Corp.	19,299	7,198,913
NetApp, Inc.	2,600	402,376
NortonLifeLock, Inc.	24,700	614,783
NVIDIA Corp.	156,820	31,378,114
Oracle Corp.	31,225	4,576,024
Palantir Technologies, Inc., Class A(a)	7,000	816,690
Palo Alto Networks, Inc.(a)	5,900	2,012,018
QUALCOMM, Inc.	4,300	794,597
ServiceNow, Inc.(a)	8,200	814,096
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,350	644,719
Texas Instruments, Inc.	8,000	2,384,560
Visa, Inc., Class A	7,450	2,556,020
		94,900,230
Utilities 4.50%
AES Corp.	3,000	43,980
American Electric Power Company, Inc.	2,250	307,822
Atmos Energy Corp.	600	103,362
Constellation Energy Corp.	7,675	1,906,240
Duke Energy Corp.	2,250	284,805
Edison International	2,600	193,570
Entergy Corp.	4,650	534,099
IDACORP, Inc.	700	105,910
NextEra Energy, Inc.	23,725	2,082,343

See accompanying notes which are an integral part of these financial statements.

7

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Utilities (cont.)
Oklo, Inc.(a)	16,150	$845,130
PPL Corp.	2,000	72,700
Talen Energy Corp.(a)	3,450	1,325,697
Vistra Energy Corp.	11,600	1,840,108
WEC Energy Group, Inc.	10,100	1,179,377
		10,825,143
Total Common Stocks (Cost $87,320,675)		240,080,973

Preferred Stocks 0.10%

Financials 0.10%
Bank of America Corp., Series GG, 6.00%	4,000	100,040
Bank of America Corp., Series HH, 5.88%	2,000	49,260
JPMorgan Chase & Co., Series EE, 6.00%	2,000	50,580
Prudential Financial, Inc., 5.63%	2,000	43,980
		243,860
Total Preferred Stocks (Cost $250,000)		243,860

Money Market Funds 0.56%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.56%(b)	1,353,141	1,353,141

Total Money Market Funds (Cost $1,353,141)		1,353,141

Total Investments — 100.51% (Cost $88,923,816)		241,677,974
Liabilities in Excess of Other Assets — (0.51)%		(1,233,866)
NET ASSETS — 100.00%		$240,444,108

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2026 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 99.54%

California 3.82%
California Health Facilities Financing, Callable 11/15/2027 @ 100, 5.00%, 11/15/2056	$250,000	$252,379
Los Angeles Department of Water & Power, 5.00%, 7/1/2054	250,000	258,665
Los Angeles Department of Water & Power, Callable 1/1/2027 @ 100, 5.00%, 7/1/2042	250,000	251,392
Southern California Public Power Authority, Callable 7/1/2034 @ 100, 5.00%, 7/1/2053	100,000	103,532
		865,968
Colorado 1.56%
City & County of Denver CO Pledged Excise Tax, Callable 8/1/2026 @ 100, 5.00%, 8/1/2044	100,000	100,079
Colorado Health Facilities Authority, Callable 5/15/2028 @ 100, 5.00%, 11/15/2048	250,000	253,986
		354,065
Connecticut 1.22%
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	23,752
Connecticut State Health & Educational Facilities, Callable 7/1/2028 @ 100, 5.00%, 7/1/2048	250,000	237,797
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	15,000	15,000
		276,549
Delaware 0.99%
Delaware Transportation Authority, 5.00%, 6/1/2055	225,000	225,021

District of Columbia 1.35%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	305,000	306,547

Florida 5.53%
City of Tampa FL, 5.00%, 11/15/2046	250,000	250,173
Florida Keys Aqueduct Authority, 5.00%, 9/1/2049	150,000	150,045
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, 5.00%, 10/1/2030	500,000	500,912
Miami-Dade County Expressway Authority, 5.00%, 7/1/2040	350,000	350,261
		1,251,391
Georgia 3.78%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	100,000	94,410
Georgia Housing & Finance Authority, Callable 6/1/2033 @ 100, 5.15%, 6/1/2055	250,000	256,684
Main Street Natural Gas, Inc., Callable 5/15/2029 @ 100, 5.00%, 5/15/2043	250,000	254,365
Municipal Electric Authority of Georgia, 5.00%, 7/1/2060	250,000	250,019
		855,478
Illinois 9.05%
Chicago Transit Authority Sales Tax Receipts Fund, Callable 12/1/2026 @ 100, 5.00%, 12/1/2046	250,000	250,777
Chicago Transit Authority Sales Tax Receipts Fund, Callable 12/1/2029 @ 100, 4.00%, 12/1/2055	250,000	220,300
City of Chicago IL Waterworks Revenue, Callable 5/1/2033 @ 100, 5.25%, 11/1/2053	250,000	260,554
Illinois Finance Authority, Callable 8/15/2032 @ 100, 5.00%, 8/15/2051	250,000	253,995
Illinois Finance Authority, Callable 8/15/2032 @ 100, 5.00%, 8/15/2052	250,000	253,150
Illinois State Finance Authority, Revenue Bonds Series 2020 A, Callable 4/1/2030 @ 100, 4.00%, 4/1/2050	5,000	4,636
Illinois State Toll Highway Authority, 5.00%, 1/1/2041	300,000	300,302
Metropolitan Pier & Exposition Authority, 5.00%, 6/15/2050	500,000	504,708
		2,048,422

See accompanying notes which are an integral part of these financial statements.

9

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Principal Amount	Market Value
Louisiana 1.71%
City of New Orleans LA, Callable 12/1/2030 @ 100, 5.00%, 12/1/2050	$250,000	$251,027
City of Shreveport LA Water & Sewer Revenue, Callable 12/1/2028 @ 100, 4.00%, 12/1/2049	150,000	135,648
		386,675
Maine 1.02%
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.75%, 11/15/2044	100,000	96,096
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.60%, 11/15/2036	90,000	89,374
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.45%, 11/15/2032	45,000	44,833
		230,303
Maryland 2.24%
City of Baltimore MD, Callable 1/1/2027 @ 100, 5.00%, 7/1/2046	250,000	250,267
Montgomery County Housing Opportunities Commission, Callable 1/1/2034 @ 100, 5.15%, 1/1/2071	250,000	256,964
		507,231
Massachusetts 5.61%
Massachusetts Development Finance Agency, 5.00%, 12/1/2046	300,000	302,855
Massachusetts Housing Finance Agency, Revenue Bonds, 3.25%, 12/1/2036	575,000	544,393
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	249,990
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	85,000	83,602
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	50,000	50,068
Massachusetts Housing Finance Agency, Revenue Bonds, 3.15%, 12/1/2026	40,000	40,007
		1,270,915
Michigan 4.65%
Michigan Finance Authority Revenue, 5.00%, 11/1/2044	250,000	250,083
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	400,017
Michigan State Building Authority, Callable 10/15/2026 @ 100, 5.00%, 10/15/2051	250,000	250,466
Michigan State Housing Development Authority, Callable 6/1/2032 @ 100, 4.90%, 12/1/2048	150,000	152,570
		1,053,136
Missouri 3.64%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2026 @ 100, 4.00%, 11/15/2045	500,000	469,293
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), 3.75%, 11/15/2039	100,000	98,019
St. Louis Municipal Finance Corp., Callable 10/1/2030 @ 100, 5.00%, 10/1/2049	250,000	256,144
		823,456
Nebraska 2.43%
University of Nebraska Facilities Corp. (The), 4.00%, 7/15/2062	630,000	549,961

Nevada 1.01%
Las Vegas Convention & Visitors Authority, Callable 7/1/2028 @ 100, 4.00%, 7/1/2049	250,000	228,913

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Principal Amount	Market Value
New Jersey 8.07%
New Jersey Health Care Facilities Financing Authority, Callable 7/1/2026 @ 100, 5.00%, 7/1/2043	$250,000	$250,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	5,000	5,009
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2026 @ 100, 3.50%, 11/1/2036	500,000	499,723
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2026 @ 100, 3.90%, 11/1/2050	175,000	162,757
New Jersey Turnpike Authority, Callable 7/1/2035 @ 100, 4.75%, 1/1/2050	250,000	259,600
Tobacco Settlement Financing Corp., 5.00%, 6/1/2046	400,000	399,483
Tobacco Settlement Financing Corp., Callable 6/1/2028 @ 100, 5.25%, 6/1/2046	250,000	250,891
		1,827,463
New Mexico 1.10%
New Mexico Finance Authority, 5.25%, 6/1/2053	250,000	250,231

New York 14.10%
City of New York NY, Callable 8/1/2031 @ 100, 5.00%, 8/1/2047	250,000	258,006
Metropolitan Transportation Authority, Callable 5/15/2030 @ 100, 5.25%, 11/15/2055	250,000	255,663
Metropolitan Transportation Authority, 5.00%, 11/15/2050	250,000	254,006
New York City Housing Development Corp., Callable 5/1/2027 @ 100, 5.00%, 5/1/2056	500,000	504,421
New York City Housing Development Corp., Callable 5/1/2032 @ 100, 5.00%, 11/1/2060	250,000	252,692
New York City Housing Development Corp., Callable 5/1/2032 @ 100, 5.05%, 11/1/2065	200,000	204,598
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2026 @ 100, 3.60%, 11/1/2031	250,000	250,094
New York State Dormitory Authority, Callable 7/1/2030 @ 100, 4.00%, 7/1/2052	230,000	210,762
New York State Dormitory Authority, Callable 10/1/2034 @ 100, 5.25%, 10/1/2049	200,000	208,543
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), 3.25%, 4/1/2031	280,000	280,007
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,004
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2030 @ 100, 5.00%, 11/15/2054	250,000	257,339
TSASC, Inc./NY, Callable 6/1/2027 @ 100, 5.00%, 6/1/2041	250,000	251,682
		3,192,817
North Carolina 2.30%
North Carolina Turnpike Authority, Callable 1/1/2034 @ 100, 5.00%, 1/1/2058	300,000	307,636
North Carolina Turnpike Authority, Callable 1/1/2030 @ 100, 5.00%, 1/1/2049	110,000	112,584
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	100,045
		520,265
North Dakota 0.68%
City of Grand Forks ND, Callable 12/1/2033 @ 100, 5.00%, 12/1/2053	150,000	153,162

Ohio 2.25%
Franklin County Convention Facilities Authority, Callable 12/1/2029 @ 100, 5.00%, 12/1/2046	250,000	255,245
Port of Greater Cincinnati Development Authority, Callable 6/1/2034 @ 100, 5.00%, 12/1/2063	250,000	253,499
		508,744
Pennsylvania 6.97%
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 10/1/2052	450,000	453,705
Geisinger PA Authority Health System, 5.00%, 2/15/2045	145,000	146,059
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 8/15/2027 @ 100, 5.00%, 8/15/2047	250,000	252,617

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Principal Amount	Market Value
Pennsylvania (cont.)
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2037	$100,000	$72,861
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2042	100,000	66,808
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.00%, 5/1/2032	100,000	79,187
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2033 @ 100, 5.45%, 4/1/2051	150,000	155,694
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	96,831
Philadelphia Gas Works Co., 5.00%, 8/1/2050	250,000	255,581
		1,579,343
Rhode Island 1.15%
Rhode Island Housing & Mortgage Finance Corp., Callable 10/1/2032 @ 100, 5.45%, 10/1/2053	250,000	261,371

South Carolina 0.89%
South Carolina Public Service Authority, Callable 12/1/2026 @ 100, 5.00%, 12/1/2041	200,000	201,154

South Dakota 1.29%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2026 @ 100, 2.45%, 5/1/2027	250,000	248,490
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2026 @ 100, 3.13%, 11/1/2036	45,000	43,145
		291,635
Tennessee 1.12%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 5.00%, 7/1/2026	200,000	200,000
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	55,000	53,602
		253,602
Texas 6.86%
City of Houston TX Combined Utility System, Callable 11/15/2026 @ 100, 5.00%, 11/15/2044	250,000	250,195
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	484,928
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2027 @ 100, 4.00%, 11/15/2030	130,000	130,068
North Texas Tollway Authority, Callable 1/1/2028 @ 100, 5.00%, 1/1/2048	250,000	253,628
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), 4.00%, 9/15/2042	250,000	243,353
White Oak Independent School District, Unlimited Tax School Building Bonds, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	191,443
		1,553,615
Vermont 0.18%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 3.75%, 8/15/2037	40,000	39,999

Virginia 0.22%
Virginia Resources Authority, 4.00%, 11/1/2033	50,000	50,026

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Principal Amount	Market Value
Washington 1.77%
Washington State Convention Center Public, Callable 7/1/2028 @ 100, 5.00%, 7/1/2058	$250,000	$250,401
Washington State Convention Center Public Facilities District, Callable 7/1/2028 @ 100, 5.00%, 7/1/2048	150,000	150,742
		401,143
Wisconsin 0.98%
Wisconsin Health & Educational Facilities, Callable 12/1/2031 @ 100, 4.00%, 12/1/2051	250,000	221,000

Total Municipal Bonds (Cost $22,744,598)		22,539,601

Total Investments — 99.54% (Cost $22,744,598)		22,539,601
Other Assets in Excess of Liabilities — 0.46%		104,539
NET ASSETS — 100.00%		$22,644,140

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Common Stocks 5.25%

Communications 0.78%
Verizon Communications, Inc.	7,500	$317,550

Energy 1.67%
Chevron Corp.	1,000	165,760
Enbridge, Inc.	7,500	406,575
South Bow Corp.	3,000	105,720
		678,055
Financials 0.48%
Blackstone Mortgage Trust, Inc., Class A	11,565	196,027

Real Estate 2.32%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,000	273,350
Healthpeak Properties, Inc.	1,348	28,847
Realty Income Corp.	3,048	188,854
Simon Property Group, Inc.	2,000	447,300
		938,351
Total Common Stocks (Cost $1,650,971)		2,129,983

Preferred Stocks 24.05%

Financials 14.84%
Affiliated Managers Group, Inc., 4.20%	15,000	216,900
Affiliated Managers Group, Inc., 4.75%	10,000	161,700
Allstate Corp. (The), Series I, 4.75%	10,000	186,300
American Financial Group, Inc., 5.13%	15,000	266,250
American Financial Group, Inc., 5.63%	20,000	387,800
Athene Holding Ltd., Series D, 4.88%	20,000	317,000
Bank of America Corp., Series HH, 5.88%	8,000	197,040
Bank of America Corp., Series PP, 4.13%	16,667	280,172
Bank of America Corp., Series QQ, 4.25%	10,000	171,200
Brighthouse Financial, Inc., Series C, 5.38%	20,000	239,400
Capital One Financial Corp., Series J, 4.80%	10,000	175,100
Capital One Financial Corp., Series K, 4.63%	18,500	315,240
CNO Financial Group, Inc., 5.13%	2,000	33,140
Equitable Holdings, Inc., Series C, 4.30%	20,000	326,000
Fulton Financial Corp., Series A, 5.13%	6,000	106,200
Huntington Bancshares, Inc., Series H, 4.50%	10,000	164,000
KeyCorp, Series G, 5.63%	15,000	308,550
MetLife, Inc., Series F, 4.75%	10,000	186,400
Northern Trust Corp., Series E, 4.70%	10,000	187,700
Prudential Financial, Inc., 5.63%	10,000	219,900
RenaissanceRE Holdings Ltd., Series G, 4.20%	850	12,750
Selective Insurance Group, Inc., Series B, 4.60%	1,000	15,760
State Street Corp., 5.35%	1,000	21,490
U.S. Bancorp, Series L, 3.75%	20,000	291,800
U.S. Bancorp, Series M, 4.00%	10,000	153,700
W.R. Berkley Corp., 5.10%	20,000	372,200
Washington Federal, Inc., Series A, 4.88%	10,000	161,100
Wells Fargo & Co., Series AA, 4.70%	10,000	183,500

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Wells Fargo & Co., Series CC, 4.38%	10,000	$171,500
Wells Fargo & Co., Series Z, 4.75%	10,000	186,800
		6,016,592
Real Estate 3.44%
Brookfield Property Partners LP, Series A, 5.75%	7,500	97,425
Diversified Healthcare Trust, 5.63%	26,660	475,081
Federal Realty Investment Trust, Series C, 5.00%	7,500	147,450
Public Storage, Series N, 3.88%	20,000	299,600
Public Storage, Series S, 4.10%	10,000	156,400
Vornado Realty Trust, 5.40%	12,298	219,643
		1,395,599
Utilities 5.77%
BIP Bermuda Holdings I Ltd., 5.13%	10,000	159,500
Brookfield Infrastructure Partners LP, 5.00%	10,000	157,600
Brookfield Infrastructure Partners LP, 5.13%	25,000	409,000
DTE Energy Co., Series G, 4.38%	15,000	249,150
Entergy Arkansas, Inc., 4.88%	10,000	199,700
Entergy Louisiana LLC, 4.88%	10,000	199,800
Entergy Mississippi, Inc., 4.90%	15,000	299,550
NextEra Energy Capital Holdings, Inc.	10,000	250,200
Southern Co., 4.95%	10,000	192,400
Southern Co., 5.25%	6,000	122,520
Southern Co., Series C, 4.20%	6,000	101,520
		2,340,940
Total Preferred Stocks (Cost $13,847,408)		9,753,131

	Principal Amount
Collateralized Mortgage Obligations 0.10%
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%, 10/25/2035	$16,015	8,301
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%, 10/25/2035	14,814	7,678
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035	25,009	24,111

Total Collateralized Mortgage Obligations (Cost $43,574)		40,090

Corporate Bonds 16.74%
Bank of New York Mellon Corp. (The), 4.625%, 12/20/2049	500,000	499,724
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	92,918
Exelon Generation Co. LLC, 5.60%, 6/15/2042(a)	400,000	395,844
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	305,551
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	928,985
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	271,190
MetLife, Inc., 9.25%, 4/8/2038(a)	1,500,000	1,753,467
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,298,920
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	990,436
Valero Energy Corp., 8.75%, 6/15/2030	224,000	254,765

Total Corporate Bonds (Cost $6,990,339)		6,791,800

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 55.57%

Alabama 4.70%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	$2,000,000	$1,905,414

Arizona 0.43%
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	250,000	174,446

California 1.00%
California State University, Revenue Bonds Series 2020 B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	100,000	78,158
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	327,693
		405,851
Colorado 1.14%
Colorado Mesa University, 6.75%, 5/15/2042	425,000	460,596

Florida 1.58%
County of Miami-Dade FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM)(OID), 7.50%, 4/1/2040	555,000	641,253

Georgia 3.91%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2027 @ 100, 4.50%, 1/1/2047	100,000	93,042
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	1,353,000	1,493,344
		1,586,386
Hawaii 1.19%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2026 @ 100, 4.05%, 10/1/2032	495,000	482,207

Illinois 0.71%
City of Chicago IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	270,898
Village of Glenwood IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	15,000	15,358
		286,256
Kansas 0.92%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series 2020 B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	500,000	372,035

Massachusetts 0.04%
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,013

Michigan 0.12%
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	50,000	50,414

Missouri 7.03%
City of Kansas City MO, Revenue Bonds, 7.83%, 4/1/2040	1,965,000	2,293,444
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	558,204
		2,851,648

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Principal Amount	Market Value
Nevada 2.76%
County of Washoe NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	$690,000	$804,733
County of Washoe NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	316,660
		1,121,393
New Jersey 1.23%
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, 6.19%, 7/1/2040	500,000	500,000

New York 2.85%
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	202,129
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	500,000	498,505
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	265,000	289,991
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	161,961
		1,152,586
Ohio 5.77%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	485,000	557,026
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	435,000	447,315
County of Cuyahoga OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,141,477
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited (School District Credit Program), 5.65%, 9/1/2031	200,000	200,079
		2,345,897
Pennsylvania 4.83%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	390,000	326,263
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	552,738
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	10,000	10,070
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,070,439
		1,959,510
Rhode Island 0.95%
Narragansett Bay Commission, Revenue Bonds Series 2020 A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	383,503

Texas 0.68%
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	276,076

Virgin Islands 3.77%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,075,054
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	445,000	452,140
		1,527,194
Virginia 9.54%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID), Callable 6/1/2027 @ 100, 6.71%, 6/1/2046	5,205,000	3,870,570

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Principal Amount	Market Value
Washington 0.42%
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	$168,214	$171,810

Total Municipal Bonds (Cost $23,731,721)		22,540,058

Total Investments — 101.71% (Cost $46,264,013)		41,255,062
Liabilities in Excess of Other Assets — (1.71)%		(691,624)
NET ASSETS — 100.00%		$40,563,438

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM — Assured Guaranty Municipal Corp.

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND

SCHEDULE OF INVESTMENTS   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.72%

Energy 2.62%
Excelerate Energy, Inc., Class A	3,000	$113,970
Kinder Morgan, Inc.	8,000	255,760
ONEOK, Inc.	3,275	284,728
Targa Resources Corp.	1,725	462,542
Williams Companies, Inc. (The)	5,800	431,172
		1,548,172
Industrials 2.29%
NuScale Power Corp.(a)	4,500	45,135
Republic Services, Inc.	2,500	532,700
Waste Management, Inc.	3,500	780,080
		1,357,915
Utilities 93.81%
AES Corp.	31,500	461,790
Alliant Energy Corp.	8,150	621,763
Ameren Corp.	16,950	1,916,028
American Electric Power Company, Inc.	15,700	2,147,917
American Water Works Company, Inc.	2,250	296,055
Atmos Energy Corp.	5,750	990,552
Brookfield Renewable Corp., Class A	5,900	219,008
California Water Service Group	7,650	372,172
CenterPoint Energy, Inc.	28,800	1,268,352
Chesapeake Utilities Corp.	5,550	679,764
Clearway Energy, Inc., Class C	24,370	832,967
CMS Energy Corp.	23,750	1,816,875
Constellation Energy Corp.	7,550	1,875,193
Dominion Energy, Inc.	8,100	553,149
DTE Energy Co.	16,100	2,453,157
Duke Energy Corp.	19,900	2,518,942
Edison International	10,858	808,378
Entergy Corp.	24,550	2,819,813
Essential Utilities, Inc.	34,350	1,315,948
Evergy, Inc.	18,100	1,564,383
Eversource Energy	20,050	1,449,013
Exelon Corp.	32,450	1,512,819
FirstEnergy Corp.	36,600	1,739,964
IDACORP, Inc.	5,750	869,975
National Fuel Gas Co.	5,350	413,074
New Jersey Resources Corp.	11,650	652,866
NextEra Energy, Inc.	36,050	3,164,109
Nisource, Inc.	38,550	1,833,053
Northwest Natural Holdings Co.	12,950	635,327
NorthWestern Corp.	8,700	623,094
NRG Energy, Inc.	7,850	1,146,571
OGE Energy Corp.	1,000	48,660
Oklo, Inc.(a)	2,000	104,660
PG&E Corp.	8,500	142,970
Pinnacle West Capital Corp.	4,000	428,000
PNM Resources, Inc.	5,600	317,968
Portland General Electric Co.	16,900	875,927
PPL Corp.	60,950	2,215,533

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA UTILITIES FUND

SCHEDULE OF INVESTMENTS (CONT.)   |   JUNE 30, 2026 (UNAUDITED)

	Shares	Market Value
Utilities (cont.)
Public Service Enterprise Group, Inc.	21,850	$1,773,346
Sempra Energy	20,500	1,900,555
Southern Co.	12,800	1,225,088
Southwest Gas Corp.	5,400	478,872
Talen Energy Corp.(a)	2,400	922,224
Vistra Energy Corp.	12,900	2,046,327
WEC Energy Group, Inc.	11,700	1,366,209
Xcel Energy, Inc.	26,300	2,111,890
		55,530,300
Total Common Stocks (Cost $48,221,403)		58,436,387

Money Market Funds 2.57%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.56%(b)	1,518,158	$1,518,158

Total Money Market Funds (Cost $1,518,158)		1,518,158

Total Investments — 101.29% (Cost $49,739,561)		59,954,545
Liabilities in Excess of Other Assets — (1.29)%		(762,427)
NET ASSETS — 100.00%		$59,192,118

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2026 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund
ASSETS
Investments in securities at fair value (cost $57,416,316, $88,923,816, $22,744,598, $46,264,013, and $49,739,561, respectively)	$75,635,203	$241,677,974	$22,539,601	$41,255,062	$59,954,545
Cash	—	—	119	—	—
Receivable for Fund shares sold	—	28,615	46,200	20,860	—
Dividends and interest receivable	312,400	83,523	258,816	523,118	90,825
Prepaid expenses	31,784	55,339	26,910	28,501	28,960
TOTAL ASSETS	75,979,387	241,845,451	22,871,646	41,827,541	60,074,330

LIABILITIES
Due to Custodian	—	—	—	465	—
Line of credit payable	—	—	173,447	977,995	—
Payable for Fund shares redeemed	691	2,759	—	130,321	7,229
Payable for distributions to shareholders	1,170,896	1,076,515	19,784	96,455	790,560
Payable for investment advisory fees	59,600	190,330	1,550	13,310	44,917
Payable for distribution (12b-1) fees	18,587	58,071	3,294	9,906	11,546
Payable for accounting and administration fees	4,851	14,454	2,987	4,710	3,768
Payable for Chief Compliance Officer fees	237	818	90	189	156
Payable for transfer agent fees	1,427	2,074	469	1,808	193
Other accrued expenses	28,189	56,322	25,885	28,944	23,843
TOTAL LIABILITIES	1,284,478	1,401,343	227,506	1,264,103	882,212
NET ASSETS	$74,694,909	$240,444,108	$22,644,140	$40,563,438	$59,192,118

SOURCE OF NET ASSETS
As of June 30, 2026, net assets consisted of:
Paid-in capital	$59,249,908	$85,667,100	$33,193,944	$44,038,913	$50,770,916
Accumulated earnings (deficit)	15,445,001	154,777,008	(10,549,804)	(3,475,475)	8,421,202
NET ASSETS	$74,694,909	$240,444,108	$22,644,140	$40,563,438	$59,192,118

NET ASSETS:
Class A Shares	$74,610,244	$239,974,096	$22,507,363	$40,208,912	$59,142,385
Class C Shares	$68,533	$437,761	$126,994	$340,923	$35,060
Institutional Shares	$16,132	$32,251	$9,783	$13,603	$14,673
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	8,436,158	6,064,324	2,616,444	4,042,364	2,740,802
Class C Shares	7,923	11,074	14,804	34,258	1,611
Institutional Shares	1,890	815	1,140	1,363	679
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
Class A Shares(a)	$8.84	$39.57	$8.60	$9.95	$21.58
Class C Shares(b)	$8.65	$39.53	$8.58	$9.95	$21.77	(c)
Institutional Shares	$8.54	$39.57	$8.58	$9.98	$21.60	(c)
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.33	$41.76	$9.03	$10.45	$22.90
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%	4.75%	4.75%	5.75%

(a)	A contingent deferred sales charge of 1.00% may be charged on shares held less than one year where an indirect commission was paid.
(b)	A contingent deferred sales charge of 1.00% may be charged on shares held less than 13 months.
(c)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

21

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2026 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund
INVESTMENT INCOME
Dividends	$1,391,063	$1,223,196	$3,194	$388,729	$825,212
Foreign dividend taxes withheld	—	(1,836)	—	(2,577)	—
Interest	—	—	519,204	1,006,431	—
TOTAL INVESTMENT INCOME	1,391,063	1,221,360	522,398	1,392,583	825,212

EXPENSES
Investment advisory	341,331	1,068,497	68,860	131,350	273,458
Distribution (12b-1) - Class A Shares	105,446	329,810	17,115	54,269	70,419
Distribution (12b-1) - Class C Shares	328	2,034	623	1,773	167
Accounting and Administration	32,620	97,738	12,963	22,463	26,104
Registration	18,683	17,912	19,705	19,910	21,407
Auditing	13,056	13,056	13,056	13,056	13,056
Directors	7,474	23,825	2,575	5,031	5,860
Insurance	7,473	20,143	2,832	5,764	4,256
Transfer agent	7,403	13,610	2,136	8,456	2,965
Printing	6,620	17,195	2,131	5,122	4,240
Sub transfer agent	6,031	18,183	1,959	4,099	4,650
Legal	4,206	14,002	1,351	2,627	3,571
Custodian	4,067	11,911	2,328	2,519	3,523
Chief Compliance Officer	1,459	4,672	493	959	1,144
Pricing	945	1,542	10,825	7,047	496
Line of credit	918	2,861	280	535	733
Interest	201	4,227	1,096	9,097	—
Other	10,930	16,588	9,863	11,201	8,833
TOTAL EXPENSES	569,191	1,677,806	170,191	305,278	444,882
Fees waived by Adviser	—	—	(65,037)	(53,709)	(12,500)
NET EXPENSES	569,191	1,677,806	105,154	251,569	432,382
NET INVESTMENT INCOME (LOSS)	821,872	(456,446)	417,244	1,141,014	392,830

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	(69,137)	4,366,651	(24,580)	442,780	3
Net realized loss on foreign currency transactions	—	—	—	(38)	—
Net change in unrealized appreciation (depreciation) of investments	9,650,704	24,690,602	(1,333)	(928,465)	3,770,153
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	9,581,567	29,057,253	(25,913)	(485,723)	3,770,156
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,403,439	$28,600,807	$391,331	$655,291	$4,162,986

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

[THIS PAGE INTENTIONALLY LEFT BLANK]

23

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
	(Unaudited)		(Unaudited)
OPERATIONS
Net investment income (loss)	$821,872	$1,106,318	$(456,446)	$(572,325)
Net realized gain (loss) on investment and foreign currency transactions	(69,137)	3,612,550	4,366,651	16,976,259
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	9,650,704	(5,314,929)	24,690,602	16,000,534
Net increase (decrease) in net assets resulting from operations	10,403,439	(596,061)	28,600,807	32,404,468

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A Shares	(3,474,544)	(4,723,792)	(4,189,922)	(17,114,704)
Class C Shares	(3,095)	(4,069)	(6,287)	(33,111)
Institutional Shares	(787)	(1,002)	(604)	(2,270)
Return of capital:
Class A Shares	—	(2,177,684)	(1,354)	(1,321,532)
Class C Shares	—	(1,583)	—	—
Institutional Shares	—	(451)	—	(251)
Total distributions to shareholders	(3,478,426)	(6,908,581)	(4,198,167)	(18,471,868)

CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	5,949,784	11,427,315	18,485,599	33,066,000
Shares issued from reinvestment of distributions	2,305,820	4,558,172	3,117,347	13,455,132
Shares redeemed	(5,571,159)	(16,004,714)	(14,905,905)	(41,627,154)
Total Class A Shares	2,684,445	(19,227)	6,697,041	4,893,978
Class C Shares:
Shares sold	4,309	—	—	12,500
Shares issued from reinvestment of distributions	923	1,319	1,847	9,261
Shares redeemed	—	(11,713)	(166)	(15,239)
Total Class C Shares	5,232	(10,394)	1,681	6,522
Institutional Shares:
Shares issued from reinvestment of distributions	787	1,453	604	2,521
Total Institutional Shares	787	1,453	604	2,521
Increase (decrease) in net assets derived from capital share transactions	2,690,464	(28,168)	6,699,326	4,903,021
Total increase (decrease) in Net Assets	9,615,477	(7,532,810)	31,101,966	18,835,621

NET ASSETS
Beginning of period	65,079,432	72,612,242	209,342,142	190,506,521
End of period	$74,694,909	$65,079,432	$240,444,108	$209,342,142

SHARE TRANSACTIONS
Class A Shares:
Shares sold	683,479	1,314,960	498,770	954,534
Shares issued from reinvestment of distributions	260,839	553,487	78,781	379,061
Shares redeemed	(645,784)	(1,861,822)	(397,559)	(1,212,060)
Total Class A Shares	298,534	6,625	179,992	121,535
Class C Shares:
Shares sold	537	—	—	456
Shares issued from reinvestment of distributions	107	164	47	261
Shares redeemed	—	(1,312)	(5)	(474)
Total Class C Shares	644	(1,148)	42	243
Institutional Shares:
Shares issued from reinvestment of distributions	92	183	15	71
Total Institutional Shares	92	183	15	71

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Utilities Fund
For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)

$417,244	$853,454	$1,141,014	$2,751,145	$392,830	$625,849
(24,580)	(203,761)	442,742	1,610,918	3	1,458
(1,333)	320,152	(928,465)	(778,758)	3,770,153	3,884,185
391,331	969,845	655,291	3,583,305	4,162,986	4,511,492

(415,315)	(850,149)	(1,076,406)	(3,463,729)	(2,271,629)	(582,575)
(1,747)	(2,997)	(7,406)	(23,931)	(1,196)	(325)
(182)	(308)	(355)	(877)	(572)	(177)

—	—	—	—	—	(2,925,010)
—	—	—	—	—	(1,633)
—	—	—	—	—	(894)
(417,244)	(853,454)	(1,084,167)	(3,488,537)	(2,273,397)	(3,510,614)

968,367	1,258,041	3,017,070	4,339,586	7,097,639	23,525,956
287,507	566,010	592,606	1,976,542	1,481,070	2,331,069
(2,490,772)	(8,387,549)	(9,502,585)	(22,539,551)	(1,711,889)	(3,464,120)
(1,234,898)	(6,563,498)	(5,892,909)	(16,223,423)	6,866,820	22,392,905

660	1,320	—	—	5,000	12,500
1,683	2,875	5,152	17,758	1,196	1,958
—	(10,172)	(35,415)	(128,168)	—	—
2,343	(5,977)	(30,263)	(110,410)	6,196	14,458

182	308	354	877	572	1,071
182	308	354	877	572	1,071
(1,232,373)	(6,569,167)	(5,922,818)	(16,332,956)	6,873,588	22,408,434
(1,258,286)	(6,452,776)	(6,351,694)	(16,238,188)	8,763,177	23,409,312

23,902,426	30,355,202	46,915,132	63,153,320	50,428,941	27,019,629
$22,644,140	$23,902,426	$40,563,438	$46,915,132	$59,192,118	$50,428,941

112,659	148,230	299,440	427,705	322,800	1,104,960
33,436	66,489	59,029	195,270	68,632	112,453
(289,849)	(987,972)	(941,435)	(2,215,245)	(78,054)	(164,365)
(143,754)	(773,253)	(582,966)	(1,592,270)	313,378	1,053,048

77	156	—	—	234	643
196	338	513	1,754	55	94
—	(1,184)	(3,527)	(12,670)	—	—
273	(690)	(3,014)	(10,916)	289	737

21	37	35	86	26	52
21	37	35	86	26	52

See accompanying notes which are an integral part of these financial statements.

25

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$7.99	$8.92	$9.12	$9.12	$13.90	$10.45

From Investment Operations:
Net investment income[1]	0.12	0.14	0.16	0.16	0.14	0.08
Net realized and unrealized gain (loss) on investments	1.16	(0.22)	0.49	0.69	(4.07)	4.22
Total from investment operations	1.28	(0.08)	0.65	0.85	(3.93)	4.30

Less Distributions:
Distributions from net investment income	(0.43)	(0.14)	(0.16)	(0.16)	(0.17)	(0.14)
Distributions from net capital gains	—	(0.45)	(0.49)	(0.58)	(0.55)	(0.71)
Distributions from return of capital	—	(0.26)	(0.20)	(0.11)	(0.13)	—
Total distributions	(0.43)	(0.85)	(0.85)	(0.85)	(0.85)	(0.85)

Net Asset Value, End of Period	$8.84	$7.99	$8.92	$9.12	$9.12	$13.90
Total Return[2]	15.96%[3]	(0.94)%	7.55%	9.53%	(28.46)%	42.03%

Ratios and Supplemental Data:
Net assets, end of period (000)	$74,610	$65,009	$72,525	$76,446	$90,567	$133,371
Ratio of net expenses to average net assets	1.62%[4]	1.62%	1.60%[5]	1.60%[6]	1.54%	1.52%
Ratio of net investment income to average net assets	2.33%[4]	1.55%	1.79%	1.76%	1.28%	0.68%
Portfolio turnover rate	8%[3]	8%	8%	4%	16%	17%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$7.82	$8.75	$8.94	$8.96	$13.68	$10.26

From Investment Operations:
Net investment income[1]	0.08	0.07	0.08	0.10	0.07	0.01
Net realized and unrealized gain (loss) on investments	1.15	(0.21)	0.50	0.67	(4.01)	4.14
Total from investment operations	1.23	(0.14)	0.58	0.77	(3.94)	4.15

Less Distributions:
Distributions from net investment income	(0.40)	(0.12)	(0.12)	(0.13)	(0.13)	(0.02)
Distributions from net capital gains	—	(0.45)	(0.49)	(0.58)	(0.55)	(0.71)
Distributions from return of capital	—	(0.22)	(0.16)	(0.08)	(0.10)	—
Total distributions	(0.40)	(0.79)	(0.77)	(0.79)	(0.78)	(0.73)

Net Asset Value, End of Period	$8.65	$7.82	$8.75	$8.94	$8.96	$13.68
Total Return[2]	15.68%[3]	(1.66)%	6.81%	8.75%	(28.98)%	41.07%

Ratios and Supplemental Data:
Net assets, end of period (000)	$69	$57	$74	$181	$178	$216
Ratio of net expenses to average net assets	2.32%[4]	2.32%	2.30%[5]	2.30%[6]	2.25%	2.22%
Ratio of net investment income to average net assets	1.65%[4]	0.80%	0.93%	1.12%	0.62%	0.06%
Portfolio turnover rate	8%[3]	8%	8%	4%	16%	17%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$7.72	$8.66	$8.87	$8.90	$13.60	$10.24

From Investment Operations:
Net investment income[1]	0.13	0.15	0.19	0.19	0.17	0.11
Net realized and unrealized gain (loss) on investments	1.13	(0.21)	0.48	0.66	(3.99)	4.14
Total from investment operations	1.26	(0.06)	0.67	0.85	(3.82)	4.25

Less Distributions:
Distributions from net investment income	(0.44)	(0.15)	(0.17)	(0.18)	(0.19)	(0.18)
Distributions from net capital gains	—	(0.45)	(0.49)	(0.58)	(0.55)	(0.71)
Distributions from return of capital	—	(0.28)	(0.22)	(0.12)	(0.14)	—
Total distributions	(0.44)	(0.88)	(0.88)	(0.88)	(0.88)	(0.89)

Net Asset Value, End of Period	$8.54	$7.72	$8.66	$8.87	$8.90	$13.60
Total Return	16.29%[2]	(0.78)%	7.99%	9.77%	(28.26)%	42.39%

Ratios and Supplemental Data:
Net assets, end of period (000)	$16	$14	$14	$13	$12	$16
Ratio of net expenses to average net assets	1.32%[3]	1.32%	1.30%[4]	1.30%[5]	1.24%	1.22%
Ratio of net investment income to average net assets	2.63%[3]	1.81%	2.10%	2.13%	1.59%	0.89%
Portfolio turnover rate	8%[2]	8%	8%	4%	16%	17%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$35.50	$32.99	$26.37	$22.14	$29.57	$24.47

From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.10)	(0.02)	0.12	0.12	0.02
Net realized and unrealized gain (loss) on investments	4.84	5.91	8.76	5.51	(5.38)	7.05
Total from investment operations	4.77	5.81	8.74	5.63	(5.26)	7.07

Less Distributions:
Distributions from net investment income	(0.70)	—	—	(0.11)	(0.10)	(0.01)
Distributions from net capital gains	—	(3.06)	(1.90)	(0.90)	(1.97)	(1.79)
Distributions from return of capital	—	(0.24)	(0.22)	(0.39)	(0.10)	(0.17)
Total distributions	(0.70)	(3.30)	(2.12)	(1.40)	(2.17)	(1.97)

Net Asset Value, End of Period	$39.57	$35.50	$32.99	$26.37	$22.14	$29.57
Total Return[2]	13.44%[3]	17.77%	33.29%	25.67%	(17.70)%	29.27%

Ratios and Supplemental Data:
Net assets, end of period (000)	$239,974	$208,922	$190,127	$149,697	$122,333	$157,478
Ratio of net expenses to average net assets	1.52%[4]	1.53%	1.52%[5]	1.53%[5]	1.51%	1.50%
Ratio of net investment income (loss) to average net assets	(0.41)%[4]	(0.29)%	(0.06)%	0.51%	0.48%	0.06%
Portfolio turnover rate	4%[3]	10%	7%	5%	10%	11%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$35.48	$32.99	$26.38	$22.17	$29.56	$24.48

From Investment Operations:
Net investment loss[1]	(0.20)	(0.34)	(0.24)	(0.05)	(0.06)	(0.18)
Net realized and unrealized gain (loss) on investments	4.82	5.89	8.75	5.50	(5.36)	7.05
Total from investment operations	4.62	5.55	8.51	5.45	(5.42)	6.87

Less Distributions:
Distributions from net investment income	(0.57)	—	—	(0.08)	—	—
Distributions from net capital gains	—	(3.06)	(1.90)	(0.90)	(1.97)	(1.79)
Distributions from return of capital	—	—	—	(0.26)	—	—
Total distributions	(0.57)	(3.06)	(1.90)	(1.24)	(1.97)	(1.79)

Net Asset Value, End of Period	$39.53	$35.48	$32.99	$26.38	$22.17	$29.56
Total Return[2]	13.02%[3]	16.95%	32.37%	24.80%	(18.29)%	28.37%

Ratios and Supplemental Data:
Net assets, end of period (000)	$438	$391	$356	$306	$194	$308
Ratio of net expenses to average net assets	2.22%[4]	2.23%	2.22%[5]	2.23%[5]	2.21%	2.20%
Ratio of net investment loss to average net assets	(1.11)%[4]	(0.99)%	(0.76)%	(0.18)%	(0.24)%	(0.64)%
Portfolio turnover rate	4%[3]	10%	7%	5%	10%	11%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$35.50	$32.98	$26.35	$22.12	$29.56	$24.46

From Investment Operations:
Net investment income[1]	—	—	0.08	0.20	0.20	0.10
Net realized and unrealized gain (loss) on investments	4.83	5.92	8.77	5.50	(5.39)	7.06
Total from investment operations	4.83	5.92	8.85	5.70	(5.19)	7.16

Less Distributions:
Distributions from net investment income	(0.76)	—	—	(0.13)	(0.15)	(0.02)
Distributions from net capital gains	—	(3.06)	(1.90)	(0.90)	(1.97)	(1.79)
Distributions from return of capital	—	(0.34)	(0.32)	(0.44)	(0.13)	(0.25)
Total distributions	(0.76)	(3.40)	(2.22)	(1.47)	(2.25)	(2.06)

Net Asset Value, End of Period	$39.57	$35.50	$32.98	$26.35	$22.12	$29.56
Total Return	13.59%[2]	18.13%	33.73%	26.05%	(17.48)%	29.64%

Ratios and Supplemental Data:
Net assets, end of period (000)	$32	$28	$24	$18	$14	$17
Ratio of net expenses to average net assets	1.22%[3]	1.23%	1.22%[4]	1.23%[4]	1.21%	1.20%
Ratio of net investment income (loss) to average net assets	(0.11)%[3]	0.01%	0.24%	0.80%	0.78%	0.36%
Portfolio turnover rate	4%[2]	10%	7%	5%	10%	11%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$8.61	$8.55	$8.64	$8.44	$9.44	$9.54

From Investment Operations:
Net investment income	0.16	0.27	0.24	0.17	0.17	0.18
Net realized and unrealized gain (loss) on investments	(0.01)	0.06	(0.09)	0.20	(1.00)	(0.10)
Total from investment operations	0.15	0.33	0.15	0.37	(0.83)	0.08

Less Distributions:
Distributions from net investment income	(0.16)	(0.27)	(0.24)	(0.17)	(0.17)	(0.18)
Total distributions	(0.16)	(0.27)	(0.24)	(0.17)	(0.17)	(0.18)

Net Asset Value, End of Period	$8.60	$8.61	$8.55	$8.64	$8.44	$9.44
Total Return[1]	1.70%[2]	3.91%	1.71%	4.48%	(8.87)%	0.88%

Ratios and Supplemental Data:
Net assets, end of period (000)	$22,507	$23,768	$30,216	$34,980	$39,309	$62,397
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.48%[3,4]	1.43%[5]	1.34%[4]	1.26%[5]	1.19%	1.10%
After expense waiver or recoupment	0.91%[3,4]	0.93%[5]	0.92%[4]	0.92%[5]	0.92%	0.90%
Ratio of net investment income to average net assets	3.64%[3]	3.13%	2.74%	2.03%	1.90%	1.94%
Portfolio turnover rate	10%[2]	26%	4%	24%	—%	11%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$8.59	$8.53	$8.61	$8.42	$9.42	$9.52

From Investment Operations:
Net investment income	0.12	0.20	0.16	0.10	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.01)	0.06	(0.08)	0.19	(1.00)	(0.10)
Total from investment operations	0.11	0.26	0.08	0.29	(0.91)	—

Less Distributions:
Distributions from net investment income	(0.12)	(0.20)	(0.16)	(0.10)	(0.09)	(0.10)
Total distributions	(0.12)	(0.20)	(0.16)	(0.10)	(0.09)	(0.10)

Net Asset Value, End of Period	$8.58	$8.59	$8.53	$8.61	$8.42	$9.42
Total Return[1]	1.28%[2]	3.05%	0.97%	3.49%	(9.66)%	0.03%

Ratios and Supplemental Data:
Net assets, end of period (000)	$127	$125	$130	$132	$139	$153
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.33%[3,4]	2.28%[5]	2.19%[4]	2.11%[5]	2.04%	1.95%
After expense waiver or recoupment	1.76%[3,4]	1.78%[5]	1.77%[4]	1.77%[5]	1.77%	1.75%
Ratio of net investment income to average net assets	2.81%[3]	2.31%	1.89%	1.19%	1.06%	1.11%
Portfolio turnover rate	10%[2]	26%	4%	24%	—%	11%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$8.59	$8.53	$8.62	$8.42	$9.42	$9.52

From Investment Operations:
Net investment income	0.16	0.28	0.25	0.19	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.01)	0.06	(0.09)	0.20	(1.00)	(0.10)
Total from investment operations	0.15	0.34	0.16	0.39	(0.82)	0.10

Less Distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.25)	(0.19)	(0.18)	(0.20)
Total distributions	(0.16)	(0.28)	(0.25)	(0.19)	(0.18)	(0.20)

Net Asset Value, End of Period	$8.58	$8.59	$8.53	$8.62	$8.42	$9.42
Total Return	1.78%[1]	4.08%	1.87%	4.64%	(8.75)%	1.03%

Ratios and Supplemental Data:
Net assets, end of period (000)	$10	$10	$9	$9	$9	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.33%[2,3]	1.28%[4]	1.19%[3]	1.11%[4]	1.04%	0.95%
After expense waiver or recoupment	0.76%[2,3]	0.77%[4]	0.77%[3]	0.77%[4]	0.77%	0.75%
Ratio of net investment income to average net assets	3.80%[2]	3.31%	2.89%	2.19%	2.06%	2.08%
Portfolio turnover rate	10%[1]	26%	4%	24%	—%	11%

[1]	Not annualized.
[2]	Annualized.
[3]	Includes interest expense of 0.01%.
[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.06	$10.08	$10.09	$10.03	$12.39	$12.44

From Investment Operations:
Net investment income	0.26	0.51	0.50	0.52	0.44	0.50
Net realized and unrealized gain (loss) on investments	(0.12)	0.13	0.03	0.16	(1.99)	0.06
Total from investment operations	0.14	0.64	0.53	0.68	(1.55)	0.56

Less Distributions:
Distributions from net investment income	(0.25)	(0.51)	(0.49)	(0.48)	(0.43)	(0.46)
Distributions from net capital gains	—	(0.15)	(0.05)	(0.14)	(0.38)	(0.15)
Total distributions	(0.25)	(0.66)	(0.54)	(0.62)	(0.81)	(0.61)

Net Asset Value, End of Period	$9.95	$10.06	$10.08	$10.09	$10.03	$12.39
Total Return[1]	1.41%[2]	6.50%	5.37%	6.94%	(12.69)%	4.59%

Ratios and Supplemental Data:
Net assets, end of period (000)	$40,209	$46,527	$62,655	$71,325	$77,767	$119,137
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.39%[3,4]	1.34%[4]	1.26%[5]	1.24%[5]	1.18%	1.14%[6]
After expense waiver or recoupment	1.14%[3,4]	1.14%[4]	1.13%[5]	1.14%[5]	1.12%	1.11%[6]
Ratio of net investment income to average net assets	5.22%[3]	4.85%	4.80%	5.10%	3.83%	3.98%
Portfolio turnover rate	1%[2]	—%	—%	2%	1%	4%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.04%.
[5]	Includes interest expense of 0.03%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA INCOME FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.06	$10.08	$10.10	$10.03	$12.39	$12.45

From Investment Operations:
Net investment income	0.23	0.43	0.42	0.44	0.35	0.40
Net realized and unrealized gain (loss) on investments	(0.13)	0.14	0.03	0.18	(1.98)	0.06
Total from investment operations	0.10	0.57	0.45	0.62	(1.63)	0.46

Less Distributions:
Distributions from net investment income	(0.21)	(0.44)	(0.42)	(0.41)	(0.35)	(0.37)
Distributions from net capital gains	—	(0.15)	(0.05)	(0.14)	(0.38)	(0.15)
Total distributions	(0.21)	(0.59)	(0.47)	(0.55)	(0.73)	(0.52)

Net Asset Value, End of Period	$9.95	$10.06	$10.08	$10.10	$10.03	$12.39
Total Return[1]	1.03%[2]	5.71%	4.48%	6.25%	(13.34)%	3.72%

Ratios and Supplemental Data:
Net assets, end of period (000)	$341	$375	$486	$444	$398	$437
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.14%[3,4]	2.09%[4]	2.01%[5]	1.99%[5]	1.93%	1.89%[6]
After expense waiver or recoupment	1.89%[3,4]	1.89%[4]	1.88%[5]	1.89%[5]	1.87%	1.86%[6]
Ratio of net investment income to average net assets	4.48%[3]	4.10%	4.07%	4.36%	3.12%	3.23%
Portfolio turnover rate	1%[2]	—%	—%	2%	1%	4%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.04%.
[5]	Includes interest expense of 0.03%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended
	June 30,	For the Year Ended December 31
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.09	$10.11	$10.13	$10.06	$12.43	$12.48

From Investment Operations:
Net investment income	0.27	0.52	0.52	0.54	0.46	0.53
Net realized and unrealized gain (loss) on investments	(0.12)	0.15	0.03	0.18	(1.99)	0.07
Total from investment operations	0.15	0.67	0.55	0.72	(1.53)	0.59

Less Distributions:
Distributions from net investment income	(0.26)	(0.54)	(0.52)	(0.51)	(0.46)	(0.50)
Distributions from net capital gains	—	(0.15)	(0.05)	(0.14)	(0.38)	(0.15)
Total distributions	(0.26)	(0.69)	(0.57)	(0.65)	(0.84)	(0.65)

Net Asset Value, End of Period	$9.98	$10.09	$10.11	$10.13	$10.06	$12.43
Total Return	1.54%[1]	6.74%	5.51%	7.30%	(12.51)%	4.83%

Ratios and Supplemental Data:
Net assets, end of period (000)	$14	$13	$13	$12	$11	$13
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.14%[2,3]	1.09%[3]	1.01%[4]	0.99%[4]	0.93%	0.89%[5]
After expense waiver or recoupment	0.89%[2,3]	0.90%[3]	0.88%[4]	0.89%[4]	0.87%	0.86%[5]
Ratio of net investment income to average net assets	5.48%[2]	5.11%	5.05%	5.34%	4.10%	4.21%
Portfolio turnover rate	1%[1]	—%	—%	2%	1%	4%

[1]	Not annualized.
[2]	Annualized.
[3]	Includes interest expense of 0.04%.
[4]	Includes interest expense of 0.03%.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA UTILITIES FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended	For the Year Ended		For the Period Ended
	June 30,	December 31		December 31,
	2026	2025	2024	2023[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$20.76	$19.64	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.16	0.34	0.37	0.39
Net realized and unrealized gain (loss) on investments	1.51	2.48	3.49	(1.21)
Total from investment operations	1.67	2.82	3.86	(0.82)

Less Distributions:
Distributions from net investment income	(0.85)	(0.28)	(0.28)	(0.24)
Distributions from return of capital	—	(1.42)	(1.42)	(1.46)
Total distributions	(0.85)	(1.70)	(1.70)	(1.70)

Net Asset Value, End of Period	$21.58	$20.76	$19.64	$17.48
Total Return[3]	8.04%[4]	14.56%	22.72%	(4.16)%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$59,142	$50,388	$26,996	$14,449
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.58%[5]	1.69%	1.90%	2.56%[5]
After expense waiver or recoupment	1.53%[5]	1.53%	1.53%	1.53%[5]
Ratio of net investment income to average net assets	1.39%[5]	1.62%	1.92%	2.29%[5]
Portfolio turnover rate	—%[4]	1%	—%	—%[4]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect sales load.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended	For the Year Ended		For the Period Ended
	June 30,	December 31		December 31,
	2026	2025	2024	2023[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$20.94	$19.82	$17.63	$20.00

From Investment Operations:
Net investment income[2]	0.09	0.18	0.23	0.29
Net realized and unrealized gain (loss) on investments	1.51	2.50	3.51	(1.25)
Total from investment operations	1.60	2.68	3.74	(0.96)

Less Distributions:
Distributions from net investment income	(0.77)	(0.26)	(0.26)	(0.20)
Distributions from return of capital	—	(1.30)	(1.29)	(1.21)
Total distributions	(0.77)	(1.56)	(1.55)	(1.41)

Net Asset Value, End of Period	$21.77	$20.94	$19.82	$17.63
Total Return[3]	7.64%[4]	13.72%	21.78%	(4.85)%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$35	$28	$12	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.33%[5]	2.43%	2.65%	4.90%[5]
After expense waiver or recoupment	2.28%[5]	2.29%	2.28%	2.28%[5]
Ratio of net investment income to average net assets	0.69%[5]	0.85%	1.17%	1.71%[5]
Portfolio turnover rate	—%[4]	1%	—%	—%[4]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect contingent deferred sales charge.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA UTILITIES FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended	For the Year Ended		For the Period Ended
	June 30,	December 31		December 31,
	2026	2025	2024	2023[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$20.78	$19.65	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.21	0.40	0.42	0.47
Net realized and unrealized gain (loss) on investments	1.49	2.48	3.50	(1.26)
Total from investment operations	1.70	2.88	3.92	(0.79)

Less Distributions:
Distributions from net investment income	(0.88)	(0.29)	(0.29)	(0.25)
Distributions from return of capital	—	(1.46)	(1.46)	(1.48)
Total distributions	(0.88)	(1.75)	(1.75)	(1.73)

Net Asset Value, End of Period	$21.60	$20.78	$19.65	$17.48
Total Return	8.16%[3]	14.85%	23.05%	(4.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$15	$14	$12	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.33%[4]	1.43%	1.67%	3.90%[4]
After expense waiver or recoupment	1.28%[4]	1.28%	1.28%	1.28%[4]
Ratio of net investment income to average net assets	1.63%[4]	1.87%	2.17%	2.71%[4]
Portfolio turnover rate	—%[3]	1%	—%	—%[3]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS | JUNE 30, 2026 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. This report includes the following 5 funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Income and Growth Fund”) commenced operations on January 9, 1998. The Real Estate Income and Growth Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Large Cap Value Fund”) commenced operations on August 1, 2002. The Large Cap Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”) commenced operations on February 29, 2008. The Municipal Tax Free Bond Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Utilities Fund (the “Utilities Fund”) commenced operations on January 31, 2023. The Utilities Fund seeks current income and capital appreciation by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of utility and utility related companies.

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.25% for the Real Estate Income and Growth Fund and Large Cap Value Fund, 4.75% for the Municipal Tax Free Bond Fund and Income Fund, and 5.75% for the Utilities Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

41

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2026 (UNAUDITED)

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

Accounting Pronouncement: On December 14, 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The Funds have adopted ASU-2023-09, which did not have a material impact on the financial statements or disclosures.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designated Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Income and Growth Fund
Assets:
Common Stocks[1]	$73,446,323	$—	$—	$73,446,323
Preferred Stocks[1]	538,034	—	—	538,034
Money Market Funds	1,650,846	—	—	1,650,846
Total	$75,635,203	$—	$—	$75,635,203

42	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2026 (UNAUDITED)

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Large Cap Value Fund
Assets:
Common Stocks[1]	$240,080,973	$—	$—	$240,080,973
Preferred Stocks[1]	243,860	—	—	243,860
Money Market Funds	1,353,141	—	—	1,353,141
Total	$241,677,974	$—	$—	$241,677,974

Municipal Tax Free Bond Fund
Assets:
Municipal Bonds	$—	$22,539,601	$—	$22,539,601
Total	$—	$22,539,601	$—	$22,539,601

Income Fund
Assets:
Common Stocks[1]	$2,129,983	$—	$—	$2,129,983
Preferred Stocks[1]	9,753,131	—	—	9,753,131
Collateralized Mortgage Obligations	—	40,090	—	40,090
Corporate Bonds	—	6,791,800	—	6,791,800
Municipal Bonds	—	22,540,058	—	22,540,058
Total	$11,883,114	$29,371,948	$—	$41,255,062

Utilities Fund
Assets:
Common Stocks[1]	$58,436,387	$—	$—	$58,436,387
Money Market Funds	1,518,158	—	—	1,518,158
Total	$59,954,545	$—	$—	$59,954,545

[1]	Refer to Schedule of Investments for sector/industry classification.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year. The Real Estate Income and Growth Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $0.85 per share. The Large Cap Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Utilities Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31. For the Income Fund and Municipal Tax Free Bond Fund, income distributions

43

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2026 (UNAUDITED)

will typically be declared daily and paid monthly. Capital gains, if any, for all of the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Real Estate Income and Growth Fund and Large Cap Value Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in their distributions to their shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific Fund of the Company are allocated to the individual Funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Income and Growth Fund and Large Cap Value Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds did not hold any derivatives at June 30, 2026.

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2026, excluding short-term investments and U.S. government obligations, were as follows:

Fund	Purchases	Sales
Real Estate Income and Growth Fund	$5,925,284	$6,416,462
Large Cap Value Fund	8,986,219	9,470,615
Municipal Tax Free Bond Fund	2,179,820	3,741,404
Income Fund	250,000	5,897,855
Utilities Fund	5,139,803	12

There were no purchases or sales of long-term U.S. Government Obligations during the six months ended June 30, 2026.

44	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2026 (UNAUDITED)

Note 5 – Investment Management Fee and Other Transactions with Affiliates

The Adviser has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Income and Growth Fund	0.97%	$341,331
Large Cap Value Fund	0.97%	1,068,497
Municipal Tax Free Bond Fund	0.60%	68,860
Income Fund	0.60%	131,350
Utilities Fund	0.97%	273,458

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the Municipal Tax Free Bond Fund, Income Fund and Utilities Fund (based on average daily net assets) through April 30, 2027, so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the six months ended June 30, 2026, the Adviser waived advisory fees, as indicated:

Fund	Class A Shares	Class C Shares	Institutional Shares	Fees Recouped (Waived)
Municipal Tax Free Bond Fund	0.90%	1.75%	0.75%	$(65,037)
Income Fund	1.10%	1.85%	0.85%	(53,709)
Utilities Fund	1.53%	2.28%	1.28%	(12,500)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

Recoverable through	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
December 31, 2026	$63,499	$39,306	$68,262
December 31, 2027	140,209	86,000	69,476
December 31, 2028	137,034	111,683	61,378
June 30, 2029	65,037	53,709	12,500

The Funds’ Class A Shares and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A Shares and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s

45

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2026 (UNAUDITED)

services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2026, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A Shares		Class C Shares
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Income and Growth Fund	0.30%	$105,446	1.00%	$328
Large Cap Value Fund	0.30%	329,810	1.00%	2,034
Municipal Tax Free Bond Fund	0.15%	17,115	1.00%	623
Income Fund	0.25%	54,269	1.00%	1,773
Utilities Fund	0.25%	70,419	1.00%	167

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the six months ended June 30, 2026, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Income and Growth Fund	$249,128	$—
Large Cap Value Fund	868,816	—
Municipal Tax Free Bond Fund	39,594	—
Income Fund	122,472	—
Utilities Fund	304,537	—

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the six months ended June 30, 2026, the Funds were allocated $8,727 of the Chief Compliance Officer’s salary.

A Director Emeritus (formerly an Independent Director) of the Company is associated with the insurance agency utilized by the Funds. During the six months ended June 30, 2026, the Funds paid this insurance agency $40,468 in insurance premiums.

Note 6 – Concentration and Other Risks

The performance of the Municipal Tax Free Bond Fund and Income Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for these Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that these Funds may invest in taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality (frequently called “junk bonds”).

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk of lower grade securities, which is the possibility that junk bonds may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade

46	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2026 (UNAUDITED)

have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Funds’ ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, a Fund may lose its entire investment in those securities.

The Real Estate Income and Growth Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

The Large Cap Value Fund and Utilities Fund may, at times, concentrate their investments in a particular sector, such as technology or utilities, if the Adviser believes stocks in that particular sector are performing more favorably. If the Funds invest a significant portion of their total assets in certain sectors, their investment portfolios will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange-traded funds risk. The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds, and should be read carefully before investing.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2026, the Income Fund held illiquid restricted securities representing 5.30% of net assets, as listed below:

Issuer Description Corporate Bonds	Acquisition Date	Principal Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 6/15/2042	7/12/2012	$400,000	$416,250	$395,844
MetLife Inc., 9.25%, 4/8/2038	6/4/2013	1,500,000	2,091,939	1,753,467

47

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2026 (UNAUDITED)

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2026, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)[1]	Cost Basis of Investments
Real Estate Income and Growth Fund	$21,880,354	$(3,709,663)	$18,170,691	$57,464,512
Large Cap Value Fund	154,695,466	(1,743,451)	152,952,015	88,725,959
Municipal Tax Free Bond Fund	164,161	(369,158)	(204,997)	22,744,598
Income Fund	1,785,906	(6,819,744)	(5,033,838)	46,288,900
Utilities Fund	10,763,594	(461,829)	10,301,765	49,652,780

[1]	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the fiscal year ended December 31, 2025, the Funds’ most recent fiscal year end, was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Income and Growth Fund	$1,200,438	$—	$3,528,424	$2,179,719	$6,908,581
Large Cap Value Fund	—	—	17,150,085	1,321,783	18,471,868
Municipal Tax Free Bond Fund	6,043	847,411	—	—	853,454
Income Fund	2,801,831	—	686,706	—	3,488,537
Utilities Fund	583,077	—	—	2,927,537	3,510,614

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2025, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Income and Growth Fund	$—	$—	$—	$—	$8,519,988	$8,519,988
Large Cap Value Fund	—	—	2,112,956	—	128,261,412	130,374,368
Municipal Tax Free Bond Fund	3	—	—	(10,320,230)	(203,664)	(10,523,891)
Income Fund	—	8,120	1,050,654	—	(4,105,373)	(3,046,599)
Utilities Fund	—	—	—	—	6,531,613	6,531,613

At December 31, 2025, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Tax Free Bond Fund	$2,785,908	$7,534,322	$10,320,230

During the fiscal year ended December 31, 2025, the Utilities Fund utilized $1,393 of available short-term capital loss carryforwards.

48	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2026 (UNAUDITED)

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, expiring on May 15, 2027. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $5,000,000 or 10% of the Funds’ daily market value. At June 30, 2026, Municipal Tax Free Bond Fund had outstanding borrowings of $173,447 and Income Fund had outstanding borrowings of $977,995. During the six months ended June 30, 2026, each Fund’s borrowing activity was as follows:

	Real Estate Income and Growth Fund	Large Cap Value Fund	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
Total bank line of credit as of June 30, 2025	$5,000,000	$5,000,000	$2,090,967	$3,078,349	$5,000,000
Average borrowings during period	$101,305	$128,912	$84,599	$90,491	$—
Number of days outstanding[1]	10	25	17	51	—
Average interest rate during period	5.285%	5.292%	5.285%	5.289%	—
Highest balance drawn during period	$308,273	$537,378	$287,311	$452,985	$—
Highest balance interest rate	5.359%	5.359%	5.359%	5.359%	5.359%
Interest expense incurred	$201	$4,227	$1,096	$9,097	$—
Interest rate at June 30, 2025	5.262%	5.262%	5.262%	5.262%	5.262%

[1]	Number of days outstanding represents the total days during the six months ended June 30, 2026 each Fund utilized the Line of Credit.

Note 10 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Note 11 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

49

ADDITIONAL INFORMATION | JUNE 30, 2026 (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 20, 2026, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Fund”), Spirit of America Income Fund (the “Income Fund”), Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), and Spirit of America Utilities Fund (the “Utilities Fund”) (each a “Fund”; collectively, the “Funds”). At the Meeting, after determining that the Adviser’s compensation continues to be not unreasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of each Fund’s shareholders, and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) the Adviser’s responses to the Section 15(c) questionnaire prepared by counsel to the Company on behalf of the Independent Directors; (ii) comparative information on the investment performance and expenses of the Funds, relevant indices and Morningstar category peer funds in the form of a report generated by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party provider of investment company data; (iii) the allocation of the Funds’ brokerage commissions; (iv) the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics in addition to the structure and responsibilities of the Adviser’s compliance department; (v) the profitability of each Fund and for all funds that the Adviser manages in the aggregate taking into account both advisory fees and any other potential direct or indirect benefits; (vi) the Adviser’s Form ADV; and (vii) a memorandum from Independent Counsel with respect to the responsibilities of the Independent Directors regarding the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Independent Directors requested, reviewed and considered materials furnished by the Adviser and questioned certain personnel of the Adviser, including the Funds’ portfolio managers, with respect to, among other things, personnel, each Fund’s performance, operations and financial condition of the Adviser. Among other information, the Independent Directors requested and was provided information regarding:

●	Each Fund’s investment performance over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The waiver of fees and reimbursement of expenses at various times by the Adviser with respect to certain Funds under the Company’s Amended and Restated Operating Expenses Agreement;

50	SPIRIT OF AMERICA

ADDITIONAL INFORMATION | JUNE 30, 2026 (UNAUDITED)

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●	The Adviser’s investment management staffing and their experience level in addition to the Adviser’s administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

●	The profitability to the Adviser of managing the Funds and the Adviser’s affiliate of distributing the Funds, and the methodology in allocating expenses to the Funds’ management.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Advisory Agreement:

1. Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which included the following considerations: determination and execution of investment decisions for each Fund; regulatory filings and disclosure to the Funds’ shareholders, general oversight of the Funds’ service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the increasing regulations within the mutual fund industry. The Board, including the Independent Directors, concluded that the services provided to the Funds are extensive in nature, that the Adviser delivered a high level of service to each Fund, and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser.

The Board, including the Independent Directors, reviewed the information provided by Broadridge detailing the Funds’ short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the selected end date and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted differences in the investment strategies of each Fund relative to its peer group.

The Board considered that (i) the Municipal Fund underperformed the median of its peer group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2025; (ii) the Income Fund underperformed the median of its peer group for the 1-year period ended December 31, 2025 and outperformed the median of its peer group for the 3-year, 5-year and 10-year periods ended December 31, 2025; (iii) the Real Estate Fund underperformed the median of its peer group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2025; (iv) the Value Fund outperformed the median of its peer group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2025; and (v) the Utilities Fund underperformed the median of its peer group for the 1-year period ended December 31, 2025. The Board then determined that each Fund was delivering reasonable performance results, especially over the long-term, and that each Fund’s results were consistent with the investment strategies followed by each Fund.

3. Costs of Services and Profits Realized by the Adviser.

a. Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of December 31, 2025) provided by Broadridge, including the comparative graphs, regarding each Fund’s management fee and overall expense ratio relative to industry averages for each Fund’s peer group category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Funds relative to the strategies of the funds in the Funds’ respective peer groups, as well as the level, quality, and nature of the services provided by the Adviser with respect to the Funds. The Board considered that (i) the Municipal Fund’s management fee was above the median in its peer group; (ii) the Income Fund’s management fee was above the median in its peer group; (iii) the Real Estate Fund’s management fee was above the median in its peer group; (iv) the Value Fund’s management fee was above the median in its peer group; and (v) the Utilities Fund’s management fee was above the median in its peer group. The Directors considered favorably the current and historic willingness of the Adviser to limit the overall expense ratios of certain of the Funds, as appropriate. Noting that the fees paid by the Funds were higher than certain of the comparable funds and higher than the medians in the Funds’ peer groups, the Board nevertheless stated

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ADDITIONAL INFORMATION | JUNE 30, 2026 (UNAUDITED)

that the fees were still close enough to the averages and medians in each case. The Board indicated that, although higher than the fees of certain other funds in their respective groups, in light of the investment advisory services provided by the Adviser to each of the Funds, the fees were not unreasonable.

b. Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, reviewed estimates of the Adviser’s profitability and costs attributable to the Funds through 2025. The Board reviewed profitability analyses prepared by the Adviser based on each Fund’s asset levels and considered the total profits of the Adviser from its relationship with each of the Funds on a fund-by-fund basis and for all funds that the Adviser manages in the aggregate. The Board observed that, in recent years, increased fixed costs and, of particular note, legal and audit fees to address increasing regulations, have had a greater impact on small fund families, such as the Funds, than on larger fund complexes, and overall expenses of the Funds may compare unfavorably to the overall expenses of some funds identified as peers. Further, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Funds and determined that the Adviser has devoted a large amount of its resources to the Funds throughout the years. The Adviser’s management observed that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by David Lerner Associates, Inc. (“DLA”), some of which may be attributed to the Adviser. The Board, including the Independent Directors, then concluded that the Adviser’s profitability, if any, from its relationship with each Fund, and on an aggregate basis, was not excessive.

4. Extent of Economies of Scale as the Funds Grow.

The Board, including the Independent Directors, discussed whether there had been economies of scale regarding the management of the Funds and whether the Funds would appropriately benefit from any economies of scale. Due to the relatively small size of each Fund, however, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5. Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, noted that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board further noted, however, that the Adviser had provided enhancements in services to the Funds, without any increase in fees. The Board confirmed that it would continue to review the concept of breakpoints in future years as the Funds’ assets increase.

6. Other Relevant Considerations.

a. Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV with the Adviser addressing the Board’s questions with respect to the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then determined that such factors permit the Adviser to provide a high level of service to the Funds. In addition, the Directors took note of the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b. The Board, including the Independent Directors, then reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates due to their association with the Funds, including the benefits received by DLA, the affiliated distributor. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, which might include greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars for research services), seemed to be reasonable, and in some instances might benefit the Funds.

Conclusions. The Directors, including the Independent Directors, did not consider any one factor as all-important or all-controlling; instead, they viewed such factors and other factors collectively in light of the Funds’ surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement on a Fund-by-Fund basis and concluded that the renewal of the Advisory Agreement was in the best interests of each Fund as well as its shareholders. Further, the Independent Directors concluded that the fees charged by the Adviser to each Fund for the services provided were not unreasonable and the profitability of the Adviser, on a Fund-by-Fund basis and an aggregate basis, was not excessive.

52	SPIRIT OF AMERICA

Proxy Voting Information

The Funds’ Statement of Additional Information containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.soafunds.com.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, PA 19102-2529

Counsel

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2026 Spirit of America

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	08/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	08/31/2026

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	08/31/2026